EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

May 31, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 100.0%

Brazil — 11.3%

Consumer Discretionary — 5.3%
MercadoLibre*	7,287	$18,678,695

Financials — 6.0%
Inter	141,928	1,008,740
NU Holdings, Cl A*	1,154,447	13,864,908
Pagseguro Digital, Cl A	102,176	910,388
StoneCo, Cl A*	125,626	1,714,795
XP, Cl A	172,767	3,344,769
		20,843,600
		39,522,295
China — 42.3%

Communication Services — 14.9%
Baidu, Cl A*	474,350	4,939,161
Bilibili, Cl Z*	63,260	1,186,697
China Literature*	82,800	282,985
China Ruyi Holdings*	984,000	257,245
Hello Group ADR	31,217	189,487
iQIYI ADR(A)*	114,170	182,672
Kanzhun ADR*	77,395	1,312,619
Kingsoft	197,200	839,946
Kuaishou Technology, Cl B*	568,500	3,864,166
Meitu	624,000	524,407
NetEase	389,000	9,460,158
Tencent Holdings	406,700	25,839,016
Tencent Music Entertainment Group ADR	192,258	3,237,625
		52,116,184

Consumer Discretionary — 24.6%
Alibaba Group Holding	1,918,000	27,859,313
JD.com, Cl A	616,000	10,125,855
Meituan, Cl B*	950,700	16,730,952
PDD Holdings ADR*	213,525	20,607,298
Tongcheng Travel Holdings	272,400	769,448
Trip.com Group	133,650	8,419,649
Vipshop Holdings ADR	104,383	1,439,442
		85,951,957

Consumer Staples — 0.5%
Alibaba Health Information Technology(A)*	1,092,000	630,840
JD Health International*	223,650	1,145,124
		1,775,964

Description	Shares	Fair Value
China — continued

Financials — 0.5%
Qifu Technology ADR	33,013	$1,356,835
ZhongAn Online P&C Insurance, Cl H*	151,300	371,615
		1,728,450

Industrials — 0.6%
Full Truck Alliance ADR	189,986	2,209,537

Information Technology — 0.3%
Kingdee International Software Group*	624,000	978,786

Real Estate — 0.9%
KE Holdings, Cl A	486,800	3,097,770
Phoenix Tree Holdings ADR(A)(B)*	179,833	—
		3,097,770
		147,858,648
Hong Kong — 0.6%

Financials — 0.6%
Futu Holdings ADR	19,042	1,940,951

India — 21.0%

Communication Services — 0.7%
Info Edge India	150,575	2,511,783

Consumer Discretionary — 4.3%
BrainBees Solutions*	104,341	424,863
FSN E-Commerce Ventures*	518,913	1,232,536
Jubilant Foodworks	186,754	1,430,635
MakeMyTrip*	31,089	3,159,575
Zomato*	3,126,217	8,705,916
		14,953,525

Energy — 8.0%
Reliance Industries	1,681,552	27,920,739

Financials — 7.4%
Angel One	20,728	735,284
Bajaj Finance	133,198	14,289,503
Indian Energy Exchange	367,873	862,132
Jio Financial Services*	1,579,713	5,291,554
One 97 Communications*	143,776	1,496,060
PB Fintech*	158,516	3,263,123
		25,937,656

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

May 31, 2025 (Unaudited) (Continued)

Description	Shares	Fair Value
India — continued

Information Technology — 0.6%
Swiggy*	530,482	$2,064,587
		73,388,290
Indonesia — 0.5%

Consumer Discretionary — 0.5%
GoTo Gojek Tokopedia, Cl A*	431,280,700	1,694,412

Japan — 0.8%

Communication Services — 0.8%
Nexon	160,800	2,910,770

Kazakhstan — 2.1%

Financials — 2.1%
Kaspi.KZ JSC ADR	93,186	7,432,981

Poland — 1.9%

Communication Services — 0.6%
CD Projekt(A)	32,131	1,903,208

Consumer Discretionary — 1.3%
Allegro.eu*	281,308	2,587,668
CCC*	33,774	1,969,861
		4,557,529
		6,460,737
Russia — 0.0%

Communication Services — 0.0%
VK GDR(B)*	117,354	1,173

Singapore — 7.5%

Communication Services — 5.9%
Sea ADR*	127,111	20,384,791

Industrials — 1.6%
Grab Holdings, Cl A*	1,164,023	5,668,792
		26,053,583
South Africa — 3.4%

Communication Services — 0.2%
MultiChoice Group*	128,582	832,410

Description	Shares	Fair Value
South Africa — continued

Consumer Discretionary — 3.2%
Naspers, Cl N	38,382	$10,975,966
		11,808,376
South Korea — 8.4%

Communication Services — 3.5%
Kakao	118,152	3,656,658
NAVER	56,801	7,719,205
NCSoft	7,022	776,151
		12,152,014

Consumer Discretionary — 4.5%
Coupang, Cl A*	485,868	13,628,597
Delivery Hero, Cl A*	81,066	2,243,704
		15,872,301

Financials — 0.4%
KakaoBank	86,250	1,469,069
		29,493,384

Taiwan — 0.2%

Consumer Discretionary — 0.2%
momo.com	53,749	547,022

Total Common Stock
(Cost $289,825,569)		349,112,622

SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(C)(D)	1,617,441	1,617,441

Total Short-Term Investment
(Cost $1,617,441)		1,617,441

Total Investments - 100.5%
(Cost $291,443,010)		$350,730,063

Percentages are based on net assets of $349,140,039.

EMQQ

The Emerging Markets Internet ETF

Schedule of Investments

May 31, 2025 (Unaudited) (Concluded)

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at May 31, 2025. The total value of securities on loan at May 31, 2025 was $1,538,817.
(B)	Security is fair valued.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of May 31, 2025 was $1,617,441.
(D)	The rate shown is the 7-day effective yield as of May 31, 2025.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

May 31, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 100.9%

Brazil — 23.2%

Consumer Discretionary — 9.3%
MercadoLibre*	1,095	$2,806,802

Financials — 13.9%
Inter	48,336	343,544
NU Holdings, Cl A*	150,308	1,805,199
Pagseguro Digital, Cl A	34,692	309,106
StoneCo, Cl A*	42,523	580,439
XP, Cl A	58,839	1,139,123
		4,177,411
		6,984,213

India — 41.5%

Communication Services — 2.8%
Info Edge India	51,279	855,399

Consumer Discretionary — 11.1%
BrainBees Solutions*	35,429	144,262
FSN E-Commerce Ventures*	176,186	418,482
Jubilant Foodworks	63,216	484,268
MakeMyTrip*	10,588	1,076,059
Zomato*	437,565	1,218,535
		3,341,606

Energy — 8.4%
Reliance Industries	151,572	2,516,724

Financials — 16.9%
Angel One	6,987	247,849
Bajaj Finance	16,772	1,799,303
Indian Energy Exchange	124,048	290,714
Jio Financial Services*	335,532	1,123,929
One 97 Communications*	48,668	506,415
PB Fintech*	53,986	1,111,326
		5,079,536

Information Technology — 2.3%
Swiggy*	179,561	698,835
		12,492,100

Indonesia — 1.9%

Consumer Discretionary — 1.9%
GoTo Gojek Tokopedia, Cl A*	145,981,900	573,532

Description	Shares	Fair Value
Kazakhstan — 3.2%

Financials — 3.2%
Kaspi.KZ JSC ADR	12,254	$977,440

Poland — 7.3%

Communication Services — 2.2%
CD Projekt	10,878	644,334

Consumer Discretionary — 5.1%
Allegro.eu*	95,805	881,282
CCC*	11,433	666,827
		1,548,109
		2,192,443
Russia — 0.0%

Communication Services — 0.0%
VK GDR(A)*	7,810	78

Singapore — 13.7%

Communication Services — 9.5%
Sea ADR*	17,823	2,858,275

Industrials — 4.2%
Grab Holdings, Cl A*	260,774	1,269,969
		4,128,244
South Africa — 0.9%

Communication Services — 0.9%
MultiChoice Group*	43,659	282,638

South Korea — 9.2%

Communication Services — 4.4%
Kakao	16,720	517,463
NAVER	5,103	693,493
NCSoft	977	107,989
		1,318,945
Consumer Discretionary — 4.1%
Coupang, Cl A*	32,595	914,290
Delivery Hero, Cl A*	11,485	317,876
		1,232,166

FMQQ

The Next Frontier Internet ETF

Schedule of Investments

May 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value
South Korea — continued

Financials — 0.7%
KakaoBank	12,019	$204,716
		2,755,827
Total Common Stock
(Cost $23,475,098)		30,386,515

Total Investments - 100.9%
(Cost $23,475,098)		$30,386,515

Percentages are based on net assets of $30,121,148.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

EMQ-QH-001-2100